Core Plus Bond ETF Expense Example - Core Plus Bond ETF - ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	$ 503